                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

December 3, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Capital Income Fund (the "Registrant")
           Reg. No. 2-33043; File No. 811-1512

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No.63 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 28, 2007.

                                         Sincerely,

                                         /s/ Garrett Broadrup
                                         ------------------------------------
                                         Garrett Broadrup
                                         Assistant Vice President & Assistant
                                         Counsel
                                         (303) 768-6127
                                         gbroadrup@oppenheimerfunds.com

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche, LLP
     Gloria LaFond
     Nancy S. Vann